Profit Sharing Plan	12 Months Ended
Dec. 31, 2022
Southland Holdings [Member]
Profit Sharing Plan

20.	Profit Sharing Plan

Some of our affiliates offer a voluntary 401(k) profit sharing plan and trust to their employees. Employees may elect to defer a portion of their salary to the plan. Our contributions are based on matching a percentage of employee contributions. We may make additional discretionary contributions. During the years ended December 31, 2022, December 31, 2021, and December 31, 2020, we made contributions of $1.8 million, $2.2 million, and $1.4 million, respectively.